Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 01, 2010
Registrant Name	dei_EntityRegistrantName	PIMCO Funds
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2011
Prospectus Date	rr_ProspectusDate	Oct. 01, 2011
(PIMCO All Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock
PIMCO Funds

Supplement Dated October 1, 2011 to the

Strategic Markets - Class A, Class B, Class C and Class R Prospectus,

dated July 31, 2011, as supplemented from time to time

Disclosure Related to the PIMCO All Asset Fund (the "Fund")

Supplement [Caption Text]	pimco_SupplementTextBlock_01

Effective immediately, the Fund's supervisory and administrative fee for Class R shares is decreased causing the Fund's Total Annual Fund Operating Expenses for Class R shares to decrease as described below.

Effective immediately, the supervisory and administrative fee for the Fund's Class R shares is decreased by 0.05% to 0.30%. This supervisory and administrative fee reduction results in the Fund's Class R Management Fees decreasing to 0.475%, the Fund's Class R Total Annual Fund Operating Expenses decreasing to 1.715% and the Fund's Class R Total Annual Fund Operating Expenses After Expense Reimbursement decreasing to 1.655%.

Effective immediately, corresponding changes are made to the Fund's Annual Fund Operating Expenses table and related footnotes, as well as the Expense Example following the table. Also, effective immediately, footnotes describing the fee reduction are added to: (i) the Management Fees table in the "Management of the Funds - Management Fees" section of the prospectus; and (ii) the supervisory and administrative fees table in the "Management of the Funds - Management Fees" section of the prospectus.

(PIMCO All Asset Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.475%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.715%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.655%